SCHEDULE II—Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
FOR YEARS ENDED DECEMBER 31, 2012, 2011 and 2010

(in Millions)	Balance, Beginning of Year	Provision /(benefit)	Write- offs (1)	Balance, End of Year
December 31, 2012
Reserve for doubtful accounts	$21.5	8.7	(3.0)	$27.2
Deferred tax valuation allowance	$92.6	(8.1)	—	$84.5
December 31, 2011
Reserve for doubtful accounts	$21.7	3.8	(4.0)	$21.5
Deferred tax valuation allowance	$76.3	16.3	—	$92.6
December 31, 2010
Reserve for doubtful accounts	$18.2	4.3	(0.8)	$21.7
Deferred tax valuation allowance	$37.1	39.2	—	$76.3
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(1)	Write-offs are net of recoveries.